Financial Risk and Fair Value Disclosures - Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		$ 384,226,715
Ending balance	$ 13,196,094	391,132,220	$ 384,226,715
Level 3 [Member] | Available-for-sale financial assets [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		9,833,637	9,086,845
Recognized in profit (loss)		(318,916)	(330,780)
Recognized in other comprehensive income (loss)		(556,816)	534,435
Acquisition		867,076	322,177
Disposal		(244,970)	(55,677)
Return of Capital		(6,369)
Transfer to Level 3		430,662	306,247
Transfer out of Level 3		(181,637)
Exchange effect		(145,529)	(29,610)
Ending balance		9,677,138	9,833,637
Level 3 [Member] | Available-for-sale financial assets [Member] | Common stocks [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		7,687,752	7,138,180
Recognized in profit (loss)		(240,037)	(157,547)
Recognized in other comprehensive income (loss)		(551,004)	517,475
Acquisition		170,457	20,702
Disposal		(244,970)	(34,732)
Return of Capital		0
Transfer to Level 3		87,830	211,217
Transfer out of Level 3		(181,637)
Exchange effect		(34,072)	(7,543)
Ending balance		6,694,319	7,687,752
Level 3 [Member] | Available-for-sale financial assets [Member] | Funds [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		942,296	782,409
Recognized in profit (loss)		(64,515)	(13,152)
Recognized in other comprehensive income (loss)		26,269	22,651
Acquisition		266,992	180,022
Disposal		0	(20,945)
Return of Capital		(6,369)
Transfer to Level 3		0	0
Transfer out of Level 3		0
Exchange effect		(47,264)	(8,689)
Ending balance		1,117,409	942,296
Level 3 [Member] | Available-for-sale financial assets [Member] | Preferred stocks [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		1,203,589	1,166,256
Recognized in profit (loss)		(14,364)	(160,081)
Recognized in other comprehensive income (loss)		(32,081)	(5,691)
Acquisition		429,627	121,453
Disposal		0	0
Return of Capital		0
Transfer to Level 3		342,832	95,030
Transfer out of Level 3		0
Exchange effect		(64,193)	(13,378)
Ending balance		1,865,410	1,203,589
Level 3 [Member] | Financial assets at fair value through profit or loss [Member] | Option [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		0
Recognized in profit (loss)		31,605
Recognized in other comprehensive income (loss)		0
Acquisition		0
Disposal		0
Return of Capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		0
Ending balance		$ 31,605	$ 0